Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 20,225,123	$ 10,152,337
Other securities	3,437,750	2,645,250
Premises and equipment	22,242,838	22,990,441
Other	14,304,274	12,243,758
Total assets	721,385,280	681,413,247
Liabilities and Stockholders Equity:
Subordinated debentures	10,310,000	10,310,000
Other	11,580,415	9,944,206
Stockholders equity	65,885,466	60,425,281	57,098,085
Total liabilities and stockholders' equity	721,385,280	681,413,247
Parent Company
Assets:
Cash and cash equivalents	48,525	6,391
Investment in subsidiary bank	74,851,305	69,263,750
Investments in statutory trusts	310,000	310,000
Other securities	100,000	100,000
Premises and equipment	368,623	368,623
Other	599,192	741,012
Total assets	76,277,645	70,789,776
Liabilities and Stockholders Equity:
Subordinated debentures	10,310,000	10,310,000
Other	82,179	54,495
Stockholders equity	65,885,466	60,425,281
Total liabilities and stockholders' equity	$ 76,277,645	$ 70,789,776